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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended 03/31/09

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.


--------------------------------------------------------------------------------
Institutional Investment Manager Filing this Report:

Name:    Empire Capital Management, LLC
Address: 1 Gorham Island, Suite 201
         Westport, CT 06880
--------------------------------------------------------------------------------

13F File Number: 28-11506


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   J. Markham Penrod, IACCPsm
Title:  Chief Compliance Officer
Phone:  203-454-6925
--------------------------------------------------------------------------------


Signature, Place and Date of Signing:

/s/ J. Markham Penrod, IACCPsm            Westport, CT            5/15/2009
-------------------------------         ----------------        -------------

Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            NONE

Form 13F Information Table Entry Total:         60

Form 13F Information Table Value Total:   $391,132
                                         (thousands)


List of Other Included Managers: NONE

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:
   ------------- ---------------------
   NONE

                                    FORM 13F

                                INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
        Item 1                    Item 2          Item 3        Item 4                   Item 5        Item 6     Item 7   Item 8
                                                                                                       INVESTMENT          VOTING
                                                                                                       DISCRETION          AUHTORITY
                                                                                SHARES OR              SOLE/               SOLE/
                                  TITLE OF                    FAIR MARKET       PRINCIPAL    SH   PUT  SHARED/             SHARED/
    NAME OF ISSUER                 CLASS          CUSIP          VALUE          AMOUNT       PRN  CALL OTHER      MANAGER  OTHER
----------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
AKAMAI TECHNOLOGIES INC             COM            00971T101      $ 4,500,800        232,000 SH         SOLE      FINE     SOLE
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
ALCATEL-LUCENT                      SPN ADR        013904305      $ 6,742,500      3,625,000 SH         SOLE      FINE     SOLE
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
ALTERA CORP                         COM            021441100      $ 5,265,000        300,000 SH         SOLE      FINE     SOLE
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
ANALOG DEVICES INC                  COM            032654105      $ 1,927,000        100,000 SH         SOLE      FINE     SOLE
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
ANSYS INC                           COM            03662Q105      $ 3,263,000        130,000 SH         SOLE      FINE     SOLE
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
ARIBA INC                           COM NEW        04033V203     $ 11,305,350      1,295,000 SH         SOLE      FINE     SOLE
--------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
ARROW ELECTRONICS INC               COM            042735100      $ 4,059,780        213,000 SH         SOLE      FINE     SOLE
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
ARUBA NETWORKS INC                  COM            043176106      $ 17,207,200     5,480,000 SH         SOLE      FINE     SOLE
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
ASML HOLDING NV                     NY REG SHS     N07059186       $ 1,751,000       100,000 SH         SOLE      FINE     SOLE
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
ATHEROS COMMUNICATIONS INC          COM            04743P108       $ 5,864,000       400,000 SH         SOLE      FINE     SOLE
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
ATHEROS COMMUNICATIONS INC          COM            04743P108      $ 26,000,000       200,000 SH   CALL  SOLE      FINE
----------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
AUTODESK INC                        COM            052769106       $ 1,681,000       100,000 SH         SOLE      FINE     SOLE
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
BMC SOFTWARE INC                    COM            055921100      $ 18,975,000       575,000 SH         SOLE      FINE     SOLE
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
BROADCOM CORP                       CL A           111320107       $ 6,993,000       350,000 SH         SOLE      FINE     SOLE
---------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
BROCADE COMMUNICATIONS SYSTEMS INC  COM NEW        111621306      $ 11,663,253     3,380,653 SH         SOLE      FINE     SOLE
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
BROOKS AUTOMATION INC               COM            114340102         $ 396,460        86,000 SH         SOLE      FINE     SOLE
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
CELESTICA INC                       SUB VTG SHS    15101Q108       $ 8,650,800     2,430,000 SH         SOLE      FINE     SOLE
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
CORNING INC                         COM            219350105       $ 3,251,150       245,000 SH         SOLE      FINE     SOLE
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
CYPRESS SEMICONDUCTOR CORP          COM            232806109       $ 1,354,000       200,000 SH         SOLE      FINE     SOLE
-----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
DATA DOMAIN INC                     COM            23767P109      $ 38,250,000       450,000 SH   PUT   SOLE      FINE     SOLE
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
DELL INC                            COM            24702R101      $ 11,850,000     1,250,000 SH         SOLE      FINE     SOLE
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
DIGITAL REALTY TRUST INC            COM            253868103       $ 8,241,912       248,400 SH         SOLE      FINE     SOLE
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
DIGITAL RIVER INC                   COM            25388B104       $ 2,982,000       100,000 SH         SOLE      FINE     SOLE
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
DOLBY LABORATORIES INC              COM            25659T107          $ 511,650       15,000 SH         SOLE      FINE     SOLE
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY CONVERSION DEVICES INC       COM            292659109        $ 2,521,300      190,000 SH         SOLE      FINE     SOLE
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
ENTRUST INC                         COM            293848107       $ 16,988,557   11,250,700 SH         SOLE      FINE     SOLE
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
F5 NETWORKS INC                     COM            315616102        $ 3,142,500      150,000 SH         SOLE      FINE     SOLE
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
FUEL SYSTEMS SOLUTIONS INC          COM            35952W103        $ 4,040,000      300,000 SH         SOLE      FINE     SOLE
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
HEWLETT-PACKARD CO                  COM            428236103        $ 3,686,900      115,000 SH         SOLE      FINE     SOLE
-----------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
INGRAM MICRO INC                    CL A           457153104       $ 2,797,232       221,300 SH         SOLE      FINE     SOLE
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
INTERSIL CORP                       CL A           46069S109       $ 1,725,000       150,000 SH         SOLE      FINE     SOLE
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
LANTRONIX INC                       COM            516548104       $ 2,866,423     6,230,000 SH         SOLE      FINE     SOLE
---------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
LINEAR TECHNOLOGY CORP              COM            535678106        $ 3,447,000      150,000 SH         SOLE      FINE     SOLE
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
LONGTOP FINANCIAL TECHNOLOGIES LTD  ADR            54318P108       $ 21,230,000    1,000,000 SH         SOLE      FINE     SOLE
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
MARVELL TECHNOLOGY GROUP LTD        ORD            G5876H105        $ 3,343,400      365,000 SH         SOLE      FINE     SOLE
----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
MAXIM INTEGRATED PRODUCTS INC       COM            57772K101       $ 11,558,750      875,000 SH         SOLE      FINE     SOLE
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
METROPCS COMMUNICATIONS INC         COM            591708102        $ 3,843,000      225,000 SH         SOLE      FINE     SOLE
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
MONSTER WORLDWIDE INC               COM            611742107        $ 1,344,750      165,000 SH         SOLE      FINE     SOLE
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
NETAPP INC                          COM            64110D104        $ 1,855,000      125,000 SH         SOLE      FINE     SOLE
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
ORACLE CORP                         COM            68389X105        $ 4,969,250      275,000 SH         SOLE      FINE     SOLE
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
PALM INC                            COM            696643105        $ 3,436,000      400,000 SH         SOLE      FINE     SOLE
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
QUALCOMM INC                        COM            747525103        $ 4,474,650      115,000 SH         SOLE      FINE     SOLE
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
QUANTUM CORP                        COM DSSG       747906204        $ 3,278,276    4,892,949 SH         SOLE      FINE     SOLE
---------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
RESEARCH IN MOTION LTD              COM            760975102       $ 11,575,000       50,000 SH   CALL  SOLE      FINE
-----------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
SALESFORCE.COM INC                  COM            79466L302        $ 5,858,670      179,000 SH         SOLE      FINE     SOLE
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
SANDISK CORP                        COM            80004C101        $ 2,213,750      175,000 SH         SOLE      FINE     SOLE
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
SEAGATE TECHNOLOGY                  COM            G7945J104        $ 4,357,250      725,000 SH         SOLE      FINE     SOLE
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
SILICON LABORATORIES INC            SHS            826919102        $ 3,300,000      125,000 SH         SOLE      FINE     SOLE
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
SONUS NETWORKS INC                  COM            835916107           $ 706,500     450,000 SH         SOLE      FINE     SOLE
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
SONY CORP                           ADR NEW        835699307         $ 2,650,955     128,500 SH         SOLE      FINE     SOLE
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
SPRINT NEXTEL CORP                  COM SER 1      852061100        $ 10,228,050   2,865,000 SH         SOLE      FINE     SOLE
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
STOCKERYALE INC                     COM NEW        86126T203           $ 748,401   5,492,500 SH         SOLE      FINE     SOLE
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
SYMANTEC CORP                       COM            871503108        $ 18,675,000   1,250,000 SH         SOLE      FINE     SOLE
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
TAKE TWO INTERACTIVE SOFTWARE INC   COM            874054109         $ 2,045,750     245,000 SH         SOLE      FINE     SOLE
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
TELEFONOS DE MEXICO SAB DE CV       SPON ADR ORD L 879403780         $ 3,008,000     200,000 SH         SOLE      FINE     SOLE
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
TELLABS INC                         COM            879664100         $ 1,374,000     300,000 SH         SOLE      FINE     SOLE
---------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
UNITED MICRO ELECTRONICS CORP       SPON ADR NEW   910873405           $ 491,931     194,439 SH         SOLE      FINE     SOLE
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
VERISIGN INC                        COM            92343E102         $ 4,528,800     240,000 SH         SOLE      FINE     SOLE
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
YAHOO! INC                          COM            984332106         $ 3,843,000     300,000 SH         SOLE      FINE     SOLE
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
YUCHENG TECHNOLOGIES LTD            COM            G98777108        $ 12,294,100   1,930,000 SH         SOLE      FINE     SOLE
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                                    $ 391,132,999
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
ENTRY TOTAL                        60
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
TABLE VALUE IN THOUSANDS           391,132
----------------------------------------------------------------------------------------------------------------------------------